INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets
INTANGIBLE ASSETS

18.	INTANGIBLE ASSETS

	2022			2021
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(6)	9	15	(5)	10
Onerous concession	14	(10)	4	13	(8)	5
Assets of concession	23,813	(10,258)	13,555	21,476	(9,669)	11,807
Assets of concession - GSF	1,032	(200)	832	1,032	(66)	966
Others	92	(77)	15	78	(74)	4
	24,966	(10,551)	14,415	22,614	(9,822)	12,792
In progress	206	-	206	161	-	161
Net intangible assets	25,172	(10,551)	14,621	22,775	(9,822)	12,953

Changes in Intangible assets are as follow:

	2021	Additions	Disposals	Amortization	Transfers (1)	2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Others	4	13	-	(3)	1	15
	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206
Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	-	-	(1)	2	10
Onerous concession	6	-	-	(1)	-	5
Assets of concession	11,674	-	(23)	(757)	913	11,807
Assets of concession - GSF	-	1,032	-	(66)	-	966
Others	8	-	-	(4)	-	4
	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	-	-	(3)	161
Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)	The transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	-	-	-	1	9
Onerous concession	7	-	-	(1)	-	6
Assets of concession	11,517	-	(24)	(738)	919	11,674
Others	10	-	-	(5)	3	8
	11,542	-	(24)	(744)	923	11,697
In progress	82	41	-	-	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810
(1)	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
(2)	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 15.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.00% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.06%	8.81%	3.33%	3.91%	15.82%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

The rights of authorization of the gas distribution concession, granted to Gasmig, valued at R$381 (R$396 on December 31, 2021), and to generate wind power granted to the subsidiary Parajuru and Volta do Rio, in the total amount of R$105 (R$116 on December 31, 2021) are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital (WACC) defined for the company’s wind generation activity, using the Firm Cash Flow (FCFF) methodology.

Renegotiation of hydrological risk - the Generation Scaling Factor (GSF)

On September 9, 2020, the Law 14,052 was issued, changing the Law 13,203/2015 and establishing the right of reimbursement in relation to the portion of costs incurred due to the GSF, borne by the holders of hydroelectric plants participating in the Energy Reallocation Mechanism (MRE) between 2012 and 2017.

The aim of this new law is to compensate the holders of hydroelectric plants participating in the MRE for non-hydrological risks caused by: (i) generation ventures classified as structural, related to bringing forward of physical guarantee of the plants; (ii) the restrictions on start of operation of the transmission facilities necessary for outflow of the generation output of structural projects; and (iii) generation outside the merit order system, and importation. This compensation will take the form of extension of the grant of concession or authorization to operate, limited to 7 years, calculated on the basis of the parameters applied by ANEEL.

On December 1, 2020, ANEEL issued its Normative Resolution 895, which established the methodology for calculation of the compensation, and the procedures for renegotiation of hydrological risk.

On August 03, 2021, ANEEL ratified, through the Resolution no. 2,919/2021, the terms of concession extension of hydroelectric plants participating in the MRE, including all of the Company plants suitable for the renegotiation, except for Queimado and Irapé, which renegotiate the hydrological risk through the Resolution no. 684/2015 and were not covered by the Resolution no. 2,919/2021. The values ratified are aligned with the Company estimations, based on the Resolution ANEEL no. 895/2020.

With the signing by the Company of the Term of Acceptance to the terms of Law 14,052/2020, the Company recognized, in the second quarter of 2021, an intangible asset related to the right to extend the concession, with a corresponding entry to the caption ‘Renegotiation of hydrological risk - Law 14,052/20’, in the amount of R$910.

On September 14, 2021 ANEEL ratified the grant extension of the hydroelectric plants participating in the MRE, through Resolution (ReH) 2,932/2021, including Irapé and Queimado, for which the extension were under discussion with the Grantor, and, therefore, were not included in ReH 2,919/2021. Thus, in the third quarter of 2021, there was a recognition of an increase of R$122 in Intangible assets, due to the concession’s extension of those plants. As a result, the total of Intangible assets was increased to R$ 1,032, which is recognized with a counterpart in Renegotiation of hydrological risk - Law 14,052/20.

The fair values of the concessions extension rights have been estimated individually, as shown in the table below, using the revenue approach, under which future values are converted into a single present value, discounted by the rate of profitability approved by Management for the energy generation activity, reflecting present market expectations in relation to the future amounts. The useful life of items that are components of Intangible assets has been adjusted for the new remaining concession period, i.e. the result of addition, to the original concession period, of the new concession extension granted.

Power Plant	Intangible assets - Right to extension of concession	End of concession	Extension in years	New end of concession
CEMIG Geração Camargos	9	01/05/2046	7	01/03/2053
CEMIG Geração Itutinga	8	01/05/2046	7	01/03/2053
CEMIG Geração Leste	-
Dona Rita	-	07/03/2046	4	07/19/2050
Ervalia	-	07/03/2046	0.8	04/19/2047
Neblina	-	07/03/2046	0.8	04/19/2047
Peti	-	01/05/2046	7	01/03/2053
Sinceridade	-	07/03/2046	0.7	03/12/2047
Tronqueiras	-	01/05/2046	1	12/26/2046
CEMIG Geração Oeste	-
Cajuru (CEMIG)	-	01/05/2046	7	01/03/2053
CEMIG Geração Salto Grande	40	01/05/2046	7	01/03/2053
CEMIG Geração Sul	2
Coronel Domiciano	-	07/03/2046	0.8	04/11/2047
Joasal	-	01/05/2046	7	01/03/2053
Marmelos	-	01/05/2046	7	01/03/2053
Paciencia	-	01/05/2046	7	01/03/2053
Piau	1	01/05/2046	7	01/03/2053
CEMIG Geração Três Marias	116	01/05/2046	7	01/03/2053
CEMIG Poço Fundo	1	05/29/2045	7	05/27/2052
CEMIG PCH (Pai Joaquim)	-	04/04/2032	0.4	09/14/2032
Horizontes	-
Machado Mineiro	-	07/08/2025	1.9	05/21/2027
Rosal	9	05/08/2032	3.6	12/13/2035
Sá Carvalho	40	12/01/2024	1.7	08/27/2026
Total	226
Nova Ponte	256	07/23/2025	2.1	08/11/2027
Irapé	105	02/28/2035	2.6	09/18/2037
Power Plant	Intangible assets - Right to extension of concession	End of concession	Extension in years	New end of concession
Queimado	19	12/18/2032	1.8	06/26/2034
Sao Bernardo (CEMIG)	1	08/19/2025	1.9	06/27/2027
Emborcação	426	07/23/2025	1.8	05/26/2027
Total CEMIG GT	807
Total (R$)	1,033

The Resolution no. 2,919/2021 ratified the amount of the right to compensation for the São Simão, Jaguara, Miranda and Volta Grande generation plants, which had been owned by CEMIG GT during the period stipulated in the Law 14,052/20 to be compensated, but does not specify how this compensation will happen in the event of absence of debts with the Federal Government related to the regime of concessions determined in that Law. The amounts calculated are:

CEMIG Geração - Plant re-offered for tender	Amount
São Simão	783
Miranda	145
Jaguara	237
Volta Grande	157
Total	1,322

Considering that there is no legal provision relating to how the compensation of these non-hydrological risks will happen and the Company’s right depends on the occurrence of uncertain future events, which are not totally under its control, as such these contingent assets have not been recognized.

Accounting policy

These mainly comprise assets related to the service concession agreements described above and software. They are measured at total acquisition cost, less amortization expenses and accumulated impairment losses, when applicable.

Any gain or loss arising upon derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.